Trade payables and other current liabilities	6 Months Ended
Jun. 30, 2021
Trade payables and other current liabilities [Abstract]
Trade payables and other current liabilities
Note 17. - Trade payables and other current liabilities
Trade payables and other current liabilities as of June 30, 2021 and December 31, 2020 are as follows:

	Balance as of June 30,	Balance as of December 31,
	2021	2020
	($ in thousands)
Trade accounts payable	74,689	54,219
Down payments from clients	4,244	416
Other accounts payable	54,522	37,922
Total	133,455	92,557

Trade accounts payables mainly relate to the operation and maintenance of the plants.
Nominal values of trade payables and other current liabilities are considered to be approximately equal to fair values and the effect of discounting them is not significant.